Restricted Net Assets	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Restricted Net Assets
15. RESTRICTED NET ASSETS
Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB40.8 billion and RMB49.5 billion (US$7.0 billion) as of December 31, 2019 and June 30, 2020, respectively.